Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
	Years ended December 31,
$ in thousands	2021	2020
Project revenue	$2,342	$—
Services revenue	6,462	200
Total revenue	$8,804	$200